Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 82,140,000.00
Total Fee Amount	11,343.53
Total Offset Amount	0.00
Net Fee	$ 11,343.53
Offering Table N/A
Offset Table N/A	N/A